INTANGIBLE ASSETS (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement1 [Line Items]
Impairment loss	$ 16,995,000	$ 0	$ 16,503,000
Pre Tax Discount Rate			15.00%
Growth rate used to extrapolate cash flow projections			5.50%
Customer-related intangible assets [member]
Statement1 [Line Items]
Impairment loss	$ 0	$ 0	$ 3,636,000
Intangible Assets Other than Goodwil useful Life	7 years
Licences [member]
Statement1 [Line Items]
Intangible Assets Other than Goodwil useful Life	3 years